Summary of Prepaid Expenses and Other Current Assets Explanatory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Prepaid insurance	$ 1,259	$ 421
Prepaid research and development	1,111	1,329
Other	89	22
Prepaid expenses and other current assets	$ 2,459	$ 1,772	$ 4,375